As filed with the Securities and Exchange Commission on May 22, 2008

Securities Act File No. 333-148347

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☒	Post-Effective Amendment No. 1

ADVANCED SERIES TRUST

(Exact Name of Registrant)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

(800) 778-2255

(Address and telephone number of principal executive offices)

Deborah A. Docs, Secretary

Advanced Series Trust

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

Approximate Date of Proposed Public Offering: Not Applicable

Title of Securities Being Registered:

Shares of Beneficial Interest of	AST Small-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST Large Cap Value Portfolio
AST Marsico Capital Growth Portfolio
all series of Advanced Series Trust

No filing fee is required because an indefinite number of shares of beneficial interest, without par value, of the Registrant previously have been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the purpose of filing Amendment No. 1 to the Plan of Reorganization and the Opinion and Consent of counsel regarding the tax consequence of the reorganization discussed in that Registration Statement, but makes no other changes to the Registration Statement on Form N-14.

PART C

Item 16.      Exhibits.

The following Exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14:

Exhibit Number	Exhibit Title

(4)	Amendment No. 1 dated February 7, 2008 to Agreement and Plan or Reorganization by and between Advanced Series Trust and Prudential Series Fund, dated January 25, 2008.

(12)	Tax Opinion and Consent of Sherman & Sterling.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 22nd day of May, 2008.

ADVANCED SERIES TRUST
/s/ Jonathan D. Shain
Assistant Secetary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

*David R. Odenath, Jr.	Trustee and President (Principal Executive Officer)

*Grace Torres	Treasurer & Principal Financial and Accounting
Officer

*Delayne Dedrick Gold	Trustee

*Saul K. Fenster	Trustee

*Robert F. Gunia	Trustee

*W. Scott McDonald, Jr.	Trustee and Vice-Chairman

*Thomas T. Mooney	Trustee and Chairman

*Thomas M. O’Brien	Trustee

*John A. Pileski	Trustee

*F. Don Schwartz	Trustee

*By:	/s/ Jonathan D. Shain	Attorney-in-Fact	May 22, 2008
Jonathan D. Shain

EXHIBIT INDEX

Exhibit Number	Exhibit Title

(4)	Amendment No. 1 dated February 7, 2008 to Agreement and Plan or Reorganization by and between Advanced Series Trust and Prudential Series Fund, dated January 25, 2008.

(12)	Tax Opinion and Consent of Sherman & Sterling.